Digital Assets - Schedule of Units Held, Cost Basis, and Fair Value (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Units Held, Cost Basis, and Fair Value [Line Items]
Fair value	$ 31,213	$ 50,000
ETH [Member]
Schedule of Units Held, Cost Basis, and Fair Value [Line Items]
Cost basis	50,000
Fair value	$ 31,213